Shareholders' Deficit (Details Narrative) (10K) - USD ($)	1 Months Ended					9 Months Ended	12 Months Ended
	Mar. 31, 2016	Aug. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Oct. 31, 2013	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 18, 2018	Feb. 22, 2013
Preferred stock, authorized						1,000,000	1,000,000	1,000,000	5,000,000	1,000,000
Preferred stock, par value						$ 0.001	$ 0.001	$ 0.001		$ 0.0001
Preferred stock, outstanding						5,000	5,000	1,000		100,000
Preferred stock, shares issued						5,000	5,000	1,000
Warrants issued to purchase common stock	300,000
Private placement units issued for conversion of notes payable and accrued interest							$ 308,608
Issuance of common stock, value						$ 135,000	$ 5
Shares issued with note payable								$ 11,080
Shares issued for cash								$ 107,079
Number of common stock shares issued for additional services and fees							7,113,760
Number of common stock issued for additional services and fees							$ 1,411,722
Reserved common shares							147,868,000
Stock options, grants						1,000,000	93,203,369
Stock options value							$ 1,139,403
Maximum stock options exercisable						93,286,702	93,203,369
Weighted average grant date fair value of stock options
Warrants term	2 years
Warrant exercise price	$ 0.81
Value of warrants	$ 40,000
Common stock, shares authorized						2,500,000,000	2,500,000,000	500,000,000	2,500,000,000
Independent Contractors [Member]
Stock options estimated life term							3 years
Stock options, grants							25,272,305
Maximum stock options exercisable							67,931,064
Converted deferred compensation							$ 1,467,311
Stock options exercise price							$ 0.0216
Weighted average grant date fair value of stock options							$ 0.03
Lock-Up Agreement [Member]
Common stock, shares issued						17,003	379,294	266,617
Issuance of common stock, value						$ 1,046	$ 25,270	$ 111,661
Shares issued with note payable								$ 70,000
Consulting Agreements [Member]
Common stock, shares issued							3,698,022	2,775,000
Issuance of common stock, value							$ 204,306	$ 953,250
Private Placement [Member]
Warrants issued to purchase common stock							1,561,950
Shares issued for conversion of notes payable and accrued interest, shares		100,000	50,000	50,000	125,000
Issuance of common stock, value							$ 60,000
Series AA Preferred Stock [Member]
Preferred stock, outstanding						5,000	5,000	1,000
Series B Convertible Preferred Stock Designated [Member]
Preferred stock, authorized							50,000
Series B Convertible Preferred Stock [Member]
Preferred stock, outstanding
Preferred stock, shares issued
Preferred Stock Designated [Member]
Preferred stock, authorized						5,000,000	5,000,000
Series C Secured Redeemable Preferred Stock Designated [Member]
Preferred stock, authorized							8,000
Series C Secured Redeemable Preferred Stock [Member]
Sale of stock for preferred stock							700
Sale of stock, consideration							$ 700,000
Warrant value							$ 101,808
Series C Secured Redeemable Preferred Stock [Member] | Maximum [Member]
Warrants issued to purchase common stock							2,725,269
Series C Secured Redeemable Preferred Stock [Member] | March 21, 2018 [Member]
Preferred stock, par value							$ 0.0001
Shares issued, price per share							1,000
Preferred stock dividend per share							$ 20.00
Common Stock [Member]
Common stock, shares issued
Shares issued for conversion of notes payable and accrued interest, shares						58,695,192	123,163,542	9,476,582
Issuance of common stock, value
Shares issued with note payable								$ 14
Shares issued for cash, shares								57
Shares issued for cash								$ 566,327
Common Stock [Member] | Settlement Agreement [Member]
Common stock, shares issued							2,142,387
Issuance of common stock, value							$ 119,282
Shares issued with note payable							$ 95,597
Shares issued with settlement, shares							6,725,000
Shares issued with settlement, value							$ 235,681
Shares issued for cash, shares							250,000
Shares issued for cash							$ 5,050
Number of shares cancelled, shares							180,274
Number of shares cancelled							$ 10,294
Common Stock [Member] | Private Placement [Member]
Common stock, shares issued							46,437,104	9,194,940
Number of warrants issued for cash							$ 1,290,250	$ 1,128,750
Private placement units issued for conversion of notes payable and accrued interest							$ 113,138	$ 308,608
Shares issued for conversion of notes payable and accrued interest, shares							123,163,542	9,476,582
Accrued interest							$ 4,975,949	$ 1,957,717
Shares issued for cash, shares								566,327
Shares issued for cash								$ 107,079
Stock Options [Member]
Range of exercise prices, lower limit							$ 0.0269
Range of exercise prices. Upper limit							$ 0.054
Stock options value							$ 1,139,403
Stock Options [Member] | Maximum [Member]
Stock options estimated life term							10 years
Stock Options [Member] | Minimum [Member]
Stock options estimated life term							3 years
Warrant [Member]
Preferred stock, outstanding						4,805,600
Preferred stock, shares issued						4,805,600
Warrants issued to purchase common stock						1,561,950		9,194,940
Stock options, grants							46,437,100
Range of exercise prices, lower limit							$ 0.0188
Range of exercise prices. Upper limit							$ 1.00
Warrants term						3 years		5 years
Warrant [Member] | Maximum [Member]
Warrants term							5 years
Warrant exercise price						$ 1.00		$ 0.90
Warrant [Member] | Minimum [Member]
Warrants term							3 years
Warrant exercise price						$ 0.0734		$ 0.0825
Warrant 2 [Member]
Warrants issued to purchase common stock						2,000,000	2,300,000
Warrant value						$ 71,521	$ 83,453
Warrants term						5 years	2 years
Warrant exercise price						$ 0.05
Warrant 2 [Member] | Maximum [Member]
Warrant exercise price							$ 0.25
Warrant 2 [Member] | Minimum [Member]
Warrant exercise price							$ 0.0508
Warrant 3 [Member]
Warrants issued to purchase common stock						4,805,600	1,100,678
Warrant value							$ 71,113
Warrants term						3 years	5 years
Warrant 3 [Member] | Maximum [Member]
Warrant exercise price							$ 0.267
Warrant 3 [Member] | Minimum [Member]
Warrant exercise price							$ 0.096
Warrant 4 [Member]
Warrants issued to purchase common stock						3,271,277	2,725,269
Warrants term						2 years	2 years
Warrant 4 [Member] | Maximum [Member]
Warrant exercise price							$ 0.058
Warrant 4 [Member] | Minimum [Member]
Warrant exercise price							$ 0.047